Fair value of financial instruments - Schedule of Carrying Value and an Estimated Fair Value of the Bank's Financial Instruments that are not Measured on a Recurring Basis (Details) - USD ($)
$ in Thousands
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Fair value of financial instruments [Line Items]
Cash and deposits in banks	$ 2,047,452	$ 1,241,586
Loans at amortized cost, net	7,220,520	6,760,434
Customers' liabilities under acceptances	261,428	163,345
Deposits	4,451,025	3,205,386
Securities sold under repurchase agreements	310,197	300,498	$ 427,498
Borrowings and debt, net	4,351,988	4,416,511	$ 3,304,178	$ 1,966,271
Acceptances outstanding	261,428	163,345
Commitments and financial guarantees issued
Disclosure of Fair value of financial instruments [Line Items]
Interest receivable	109,100	70,000
Allowance account for credit losses of financial assets	59,400	55,200
Unearned interest and deferred fees	24,700	17,300
Securities at amortized cost
Disclosure of Fair value of financial instruments [Line Items]
Interest receivable	12,400	11,200
Allowance account for credit losses of financial assets	1,600	8,000
Not measured at fair value in statement of financial position but for which fair value is disclosed
Disclosure of Fair value of financial instruments [Line Items]
Cash and deposits in banks	2,047,452	1,241,586
Securities at amortized cost	1,010,266	945,260
Loans at amortized cost, net	7,220,520	6,760,434
Customers' liabilities under acceptances	261,428	163,345
Deposits	4,451,025	3,205,386
Securities sold under repurchase agreements	310,197	300,498
Borrowings and debt, net	4,351,988	4,416,511
Acceptances outstanding	261,428	163,345
Fair value
Disclosure of Fair value of financial instruments [Line Items]
Cash and deposits in banks	2,047,452	1,241,586
Securities at amortized cost	997,341	895,154
Loans at amortized cost, net	7,267,429	6,785,652
Customers' liabilities under acceptances	261,428	163,345
Deposits	4,451,025	3,205,386
Securities sold under repurchase agreements	310,197	300,498
Borrowings and debt, net	4,357,271	4,389,902
Acceptances outstanding	261,428	163,345
Level 1 | Not measured at fair value in statement of financial position but for which fair value is disclosed
Disclosure of Fair value of financial instruments [Line Items]
Cash and deposits in banks	0	0
Securities at amortized cost	0	0
Loans at amortized cost, net	0	0
Customers' liabilities under acceptances	0	0
Deposits	0	0
Securities sold under repurchase agreements	0	0
Borrowings and debt, net	0	0
Acceptances outstanding	0	0
Level 2 | Not measured at fair value in statement of financial position but for which fair value is disclosed
Disclosure of Fair value of financial instruments [Line Items]
Cash and deposits in banks	2,047,452	1,241,586
Securities at amortized cost	997,341	894,034
Loans at amortized cost, net	7,267,429	6,785,652
Customers' liabilities under acceptances	261,428	163,345
Deposits	4,451,025	3,205,386
Securities sold under repurchase agreements	310,197	300,498
Borrowings and debt, net	4,357,271	4,389,902
Acceptances outstanding	261,428	163,345
Level 3 | Not measured at fair value in statement of financial position but for which fair value is disclosed
Disclosure of Fair value of financial instruments [Line Items]
Cash and deposits in banks	0	0
Securities at amortized cost	0	1,120
Loans at amortized cost, net	0	0
Customers' liabilities under acceptances	0	0
Deposits	0	0
Securities sold under repurchase agreements	0	0
Borrowings and debt, net	0	0
Acceptances outstanding	$ 0	$ 0